CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities
Net income/(loss)	$ 197	$ 476	$ 941
Adjustments to reconcile net income to net cash provided by operating activities:
Distributions and equity in earnings of unconsolidated affiliates	9	(19)	(41)
Depreciation and amortization	896	838	818
Provision for bad debts	59	54	61
Amortization of nuclear fuel	39	40	36
Amortization of financing costs and debt discount/premiums	32	32	44
Loss on debt extinguishment	58	0	0
Amortization of intangibles and out-of-market commodity contracts	167	4	153
Amortization of unearned equity compensation	28	30	26
Loss on disposals and sales of assets	14	4	13
Impairment charges and asset write downs	657	25	0
Changes in derivative instruments	(138)	(114)	(225)
Changes in deferred income taxes and liability for uncertain tax benefits	(859)	255	689
Gain on sales of equity method investment	0	0	(128)
Gain recognized on settlement of pre-existing relationship	0	0	(31)
Changes in nuclear decommissioning trust liability	20	34	26
Cash provided/(used) by changes in other working capital, net of acquisition and disposition effects:
Accounts receivable, net	(119)	138	88
Inventory	145	91	(83)
Prepayments and other current assets	59	(51)	26
Accounts payable	9	(261)	(176)
Accrued expenses and other current liabilities	(111)	(48)	48
Other assets and liabilities	4	95	(179)
Net Cash Provided by Operating Activities	1,166	1,623	2,106
Cash Flows from Investing Activities
Acquisition of businesses, net of cash acquired	(377)	(1,006)	(427)
Capital expenditures	(2,310)	(706)	(734)
(Increase)/decrease in restricted cash, net	(35)	(4)	14
Increase in restricted cash to support equity requirements for U.S. DOE funded projects	(215)	0	0
Decrease/(increase) in notes receivable	12	39	(22)
Proceeds from renewable energy grants	0	102	0
Purchases of emission allowances, net of proceeds	(19)	(34)	(38)
Investments in nuclear decommissioning trust fund securities	(406)	(341)	(305)
Proceeds from sales of nuclear decommissioning trust fund securities	385	307	279
Proceeds from sale of assets, net	7	43	6
(Investments in)/proceeds from sales of unconsolidated affiliates, net	(66)	(23)	278
Other	(23)	0	(5)
Net Cash Used by Investing Activities	(3,047)	(1,623)	(954)
Cash Flows from Financing Activities
Payment of dividends to preferred stockholders	(9)	(9)	(33)
(Payments for)/net receipts from settlement of acquired derivatives that include financing elements	(83)	137	(79)
Payment for treasury stock	(430)	(180)	(500)
Cash proceeds from noncontrolling interest in subsidiary	29	50	50
Proceeds from issuance of common stock	2	2	2
Proceeds from issuance of long-term debt	6,224	1,484	892
(Payments for)/proceeds from term loan for funded letter of credit facility	(1,300)	1,300	0
Decrease/(increase) in restricted cash supporting funded letter of credit facility	1,300	(1,300)	0
Payment of debt issuance and hedging costs	(207)	(75)	(31)
Payments for short and long-term debt	(5,493)	(758)	(644)
Net Cash Provided/(Used) by Financing Activities	33	651	(343)
Effect of exchange rate changes on cash and cash equivalents	2	(4)	1
Net Increase/(Decrease) in Cash and Cash Equivalents	(1,846)	647	810
Cash and Cash Equivalents at Beginning of Period	2,951	2,304	1,494
Cash and Cash Equivalents at End of Period	$ 1,105	$ 2,951	$ 2,304